BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Summary of Composition of Borrowings	Composition of borrowings

	2022	2021
Borrowings
- In foreign currency	10,882,214	4,554,659
- In local currency	9,888,149	336,881
Total	20,770,363	4,891,540
Non-current borrowings	9,879,689	776,668
Current borrowings	10,890,674	4,114,872
Total	20,770,363	4,891,540

Summary of Detail Information of Loans
24.2 Detail of borrowings

	2022					2021
	Re.	Company	Rate	Last maturity date	Amount	Amount
Borrowings in foreign currency - USD
Industrial and Commercial Bank of China		Loma Negra C.I.A.S.A.	6-Month Libor + 4.25%	Jan-22	—	178,724
Industrial and Commercial Bank of China		Loma Negra C.I.A.S.A.	6-Month Libor + 4.25%	Feb-22	—	12,456
Industrial and Commercial Bank of China		Loma Negra C.I.A.S.A.	6-Month Libor + 4.25%	Mar-22	—	81,117
Industrial and Commercial Bank of China		Loma Negra C.I.A.S.A.	6-Month Libor + 7.38%	Jan-22	—	1,425,508
Industrial and Commercial Bank of China		Loma Negra C.I.A.S.A.	6-Month Libor + 7.38%	Jan-22	—	1,291,937
Industrial and Commercial Bank of China (Dubai)		Loma Negra C.I.A.S.A.	6-Month Libor + 7.50%	Nov-23	689,895	1,564,917
Industrial and Commercial Bank of China (Dubai)	(1)	Loma Negra C.I.A.S.A.	6-Month Libor + 8.00%	Jul-24	10,116,075	—
Banco Patagonia	(5)	Ferrosur Roca S.A.	13.50%	Feb-23	43,027	—
Banco Patagonia	(5)	Ferrosur Roca S.A.	15.00%	Feb-23	4,944	—
Banco Patagonia	(5)	Ferrosur Roca S.A.	37%	Feb-23	1,932	—
Banco Patagonia	(5)	Ferrosur Roca S.A.	19.00%	Mar-23	2,850	—
Banco Patagonia	(5)	Ferrosur Roca S.A.	15.00%	May-23	21,407	—
Banco Patagonia	(5)	Ferrosur Roca S.A.	36.00%	May-23	2,084	—
Total borrowings in foreign currency					10,882,214	4,554,659

Borrowings in local currency
Bank overdrafts	(3)	Ferrosur Roca S.A.	69.00%	Jan-23	1,240,745	241,763
Bank overdrafts	(3)	Loma Negra C.I.A.S.A.	69.25%	Feb-23	963,604	—
Bank overdrafts	(2)	Loma Negra C.I.A.S.A.	52.00%	Jan-23	3,020,152	—
Bank overdrafts	(3)	Loma Negra C.I.A.S.A.	69.00%	Jan-23	2,024,870	95,118
Securities-guaranteed borrowing	(4)	Loma Negra C.I.A.S.A.	64.99%	Jan-23	2,638,778	—

	2022					2021
	Re.	Company	Rate	Last maturity date	Amount	Amount
Total borrowings in local currency					9,888,149	336,881
Total					20,770,363	4,891,540

(1)
In April 2022, Loma Negra C.I.A.S.A. entered into a loan agreement abroad with Industrial and Commercial Bank of China Limited for USD 56 million, the principal payments of which mature in three equal installments in January, April, and July 2024. The loan is guaranteed by Intercement Participações S.A. up to 51% of its amount. Interest accrues at Libor plus 8% payable on a quarterly basis. As this loan has been used to settle Company obligations held abroad, the loan proceeds have not been deposited or settled through Argentina’s single and free exchange market (“MULC” for the Spanish initials of Mercado Único y Libre de Cambios). The loan has been valued at its amortized cost in foreign currency, and the resulting amounts have been translated into local currency at the official selling exchange rate in force at the end of the reporting period.

(2)
In addition, on July 7, 2022, the Company entered into a loan agreement with HSBC Bank Argentina S.A. for 3,000 million pesos maturing in a term of 180 days, accruing interest at a fixed annual rate of 52%.

(3)	As of December 31, 2022, the Group carries bank overdrafts in the amount of 4,229,219.

(4)
As of December 31, 2022, Loma Negra entered into fundraising agreements through securities-guaranteed borrowings, using its own shares as guarantee for ARS 2,639 million at an annual nominal average rate of 64.99%.

(5)	During the current fiscal year, Ferrosur Roca S.A. entered into several contracts in US dollars with Banco Patagonia payable between February and May 2023 and accruing interest at a fixed rate.
The breakdown of borrowings by company is shown below:

	2022	2021
Total borrowings by company:
- Loma Negra C.I.A.S.A.	19,453,374	4,649,777
- Ferrosur Roca S.A.	1,316,989	241,763
Total	20,770,363	4,891,540

Schedule of Movements of Loans
The movements of borrowings for the fiscal year ended December 31, 2022, are disclosed below:

Balances as of January 1, 2022	4,891,540
New borrowings and financing	51,706,217
Accrued interest	5,702,305
Loss from securities transactions	17,635,860
Gain on net monetary position	(11,323,441)
Effects of foreign exchange rate variation	4,759,500
Interest payments	(4,755,928)
Principal payments	(47,845,690)
Balances as of December 31, 2022	20,770,363

Maturity Schedule of Long-term Borrowings	As of December 31, 2022, long-term borrowings have the following maturity schedule:

Fiscal year
2024	9,879,689
Total	9,879,689